Shareholders' Equity (Details) $ / shares in Units, ¥ in Millions							1 Months Ended			12 Months Ended
		Mar. 29, 2021 USD ($) shares	Mar. 25, 2021 USD ($) $ / shares shares	Aug. 07, 2020 $ / shares shares	Feb. 02, 2018 CNY (¥)	Sep. 13, 2017 CNY (¥)	Feb. 21, 2019 CNY (¥)	Sep. 20, 2018 CNY (¥)	Sep. 21, 2016 CNY (¥)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Jul. 27, 2023 $ / shares shares	Jul. 03, 2023 USD ($) $ / shares shares	Dec. 11, 2019 $ / shares shares
Shareholders’ Equity [Line Items]
Ordinary shares authorized | shares	[1]									150,000,000	150,000,000
Ordinary shares par value (in Dollars per share)	[1]									$ 0.01875	$ 0.01875
Ordinary shares issued | shares	[1]									3,625,000	3,625,000
Public offering price (in Dollars per share)			$ 5
Gross proceed (in Dollars) | $												$ 28,750,000
Preferred shares authorized | shares													16,666,666.6666
Preferred shares par value (in Dollars per share)													$ 0.01875
Price per share (in Dollars per share)										$ 0.003125
Outstanding shares | shares	[1]									3,625,000	3,625,000
Offering price percentage											110.00%
Reserve is equal percentage										50.00%
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.003125
Ordinary issued shares | shares			5,000,000
Public offering price (in Dollars per share)			$ 5
Gross proceed (in Dollars) | $		$ 28,750,000	$ 28,750,000
Net proceed (in Dollars) | $			$ 25,600,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Additioanal shares | shares		750,000
Net proceed (in Dollars) | $		$ 25,600,000
Underwriter warrants [Member]
Shareholders’ Equity [Line Items]
Price per warrant (in Dollars per share)											$ 0.001
Ordinary shares percentage											6.00%
Exercise price amount (in Dollars per share)											$ 5.5
Offering price per share (in Dollars per share)											$ 5
Cash dividends [Member]
Shareholders’ Equity [Line Items]
Cash dividend (in Yuan Renminbi) | ¥					¥ 20	¥ 30	¥ 30	¥ 10	¥ 40
Description of dividends										A total of RMB130 million (approximately $19.1 million) cash dividend was declared from September 2016 to February 2019, among which, approximately RMB20 million ($3.1 million) was paid in cash to its shareholders in 2018 and the remaining RMB110 million ($16 million) was paid to its shareholders in 2019.
Statutory Reserve and Restricted Net Assets [Member]
Shareholders’ Equity [Line Items]
Statutory surplus percentage										10.00%
Restricted amounts (in Dollars) | $										$ 2,439,535
Restricted net assets (in Dollars) | $												$ 31,786,663
Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)													$ 0.01875
Share capital (in Dollars) | $														$ 312,500
Maximum [Member]
Shareholders’ Equity [Line Items]
Share capital (in Dollars) | $														$ 3,125,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)										$ 0.003125
Ordinary issued shares | shares			5,000,000
Common Stock [Member] | Underwriter warrants [Member]
Shareholders’ Equity [Line Items]
Ordinary issued shares | shares											300,000
Common Stock [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized | shares										150,000,000			150,000,000	90,000,000
Ordinary shares par value (in Dollars per share)										$ 0.01875				$ 0.003125
Ordinary shares issued | shares										3,625,000			3,625,000
Outstanding shares | shares													3,625,000
Common Stock [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized | shares										900,000,000			900,000,000	900,000,000
Ordinary shares par value (in Dollars per share)										$ 0.003125			$ 0.003125	$ 0.003125
Ordinary shares issued | shares										21,750,000			21,750,000
Outstanding shares | shares										21,750,000			21,750,000
Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred shares authorized | shares													100,000,000
Preferred shares par value (in Dollars per share)													$ 0.003125
Preferred Stock [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Preferred shares authorized | shares										100,000,000				10,000,000
Preferred shares par value (in Dollars per share)														$ 0.003125
Preferred Stock [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Preferred shares authorized | shares										16,666,666.6666				100,000,000
Preferred shares par value (in Dollars per share)										$ 0.01875				$ 0.003125
Common Stock One [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)										0.01875			0.01875
Common Stock One [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)										0.003125			$ 0.003125
Resolve Ratio (3) [Member] | Preferred Stock [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Preferred shares par value (in Dollars per share)										$ 0.003125
Universe INC [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.003125
Ordinary issued shares | shares				16,000,000
Universe INC [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized | shares				100,000,000											50,000
Ordinary shares par value (in Dollars per share)				$ 0.003125											$ 1
Ordinary shares issued | shares				16,000,000											50,000
Ordinary issued shares | shares				50,000
Original shares par value (in Dollars per share)				$ 1
Ordinary shares outstanding description										As a result of this forward split of the outstanding ordinary shares at a ratio of 320-for-1 share, a total of 16,000,000 shares were issued and outstanding after the split.

[1]	Retrospectively restated for effect of 6-for-1 share consolidation.